Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Cash and cash equivalents

4	Cash and cash equivalents

	2025	2024
In Brazil
Cash	2,403	1,780
Cash equivalents	1,730	3,797
Abroad (i)
Cash	4,712	4,191
Cash equivalents	1,656	5,218
Total	10,501	14,986

(i) On December 31, 2025, includes the amount of R$ 198 of cash and R$ 35 of cash equivalents (2024: R$ 941 of cash and R$ 779 of cash equivalents) of Braskem Idesa and its subsidiaries, which cannot be used by the other subsidiaries of the Company.

Cash equivalents in Brazil are represented mainly by fixed-income instruments and time deposits, such as bank deposit certificates (“CDBs”), treasury bonds, financial bills, debentures, and shares of fixed income investment funds. These assets may be directly held by the Company or through its exclusive funds, FIM Júpiter and FIM Netuno. Average yield of cash equivalents is presented jointly with financial investments (see note 5).

The cash equivalents in foreign market consist of time deposits and interest-bearing accounts held outside of Brazil.